Organization and Principal Activities - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Thousands						1 Months Ended		12 Months Ended
	Nov. 21, 2019 USD ($) $ / shares shares	Mar. 21, 2018 CNY (¥)	Mar. 12, 2018 CNY (¥)	Feb. 22, 2018	Feb. 06, 2018	May 31, 2019 shares	Feb. 28, 2019 $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Mar. 21, 2018 HKD ($)
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Date of incorporation					Feb. 06, 2018
Place of incorporation					Cayman Islands
Issuance of ordinary shares (in shares) | shares						233,217,776	222,222,222
Shares issued, price per share | $ / shares							$ 0.45
Proceeds from issuance of ordinary shares upon IPO, net of cost of issuance-								¥ 544,122	$ 78,158
Initial Public Offering
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Number of ordinary shares in each american depositary share | shares	15
American Depositary Shares
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Proceeds from issuance of ordinary shares upon IPO, net of cost of issuance- | $	$ 90,000
American Depositary Shares | Initial Public Offering
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Issuance of ordinary shares (in shares) | shares	10,000,000
Shares issued, price per share | $ / shares	$ 9.00
WWXD Limited
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Business combination, percentage of equity interest acquired			1.00%
Consideration transferred			¥ 7
Canaan Creative (HK) Holdings Limited
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Date of incorporation				Feb. 22, 2018				Feb. 22, 2018	Feb. 22, 2018
Place of incorporation				Hong Kong				Hong Kong	Hong Kong
Ownership interest				100.00%				100.00%	100.00%
Retained earnings		¥ 404,793
Additional paid in capital		287,258
Borrowing | $										$ 885,000
Canaan Creative (HK) Holdings Limited | Hangzhou Canaan Creative Information Technology Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Cash distribution to other shareholders		¥ 692,051
Canaan Creative (HK) Holdings Limited | WWXD Limited | Hangzhou Canaan Creative Information Technology Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Business combination, percentage of equity interest acquired										1.00%
Canaan Creative (HK) Holdings Limited | Other Shareholders | Hangzhou Canaan Creative Information Technology Co., Ltd
Subsidiary Of Limited Liability Company Or Limited Partnership [Line Items]
Business combination, percentage of equity interest acquired										99.00%